Long-term Investments (Details) - 12 months ended Aug. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Long-Term Investments [Abstract]
Long-term investments	¥ 903,891	$ 139,913
Impairment losses on long-term investments	¥ 1,652,308	$ 255,759